Discontinued Operations (Details Narrative)			12 Months Ended
	Mar. 17, 2025 USD ($)	Mar. 17, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 17, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 CNY (¥)	Jan. 31, 2022
Fair value of long term investment			$ 3,471,165
Fair value of equity investments			13,159,074			$ 17,393,830
Book value operation investment			16,630,239
Net loss from discontinued operations	$ 4,602,415		$ 4,602,415		$ 4,602,415	$ (462,886)	$ 18,310,962
Percentage of variable interest entity			13.00%	13.00%		100.00%
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Equity method investment, ownership percentage	3.00%	3.00%			3.00%				3.00%
Fair value of long term investment			$ 3,471,165	¥ 24,916,714
Fair value of equity investments			13,159,074			$ 15,552,775
Wuxi Wangdao [Member]
Repayment of loan | ¥		¥ 10,700,000
Wuxi Wangdao [Member] | Release Agreement [Member]
Repayment of loan	$ 1,450,000	¥ 10,700,000
Long term related party receivable			$ 566,953					¥ 4,068,988